Marketable Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 78,141	$ 74,402
Gross unrealized gain	182	52
Gross unrealized loss	(325)	(82)
Fair value	77,998	74,372
Matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	10,475	5,485
Gross unrealized gain	182	52
Gross unrealized loss
Fair value	10,657	5,537
Matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	67,666	68,917
Gross unrealized gain
Gross unrealized loss	(325)	(82)
Fair value	67,341	68,835
Matures within one year: Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	10,191	5,190
Gross unrealized gain	160	41
Gross unrealized loss
Fair value	10,351	5,231
Matures within one year: Government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	284	295
Gross unrealized gain	22	11
Gross unrealized loss
Fair value	306	306
Matures after one year through three years: Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	54,855	56,514
Gross unrealized gain
Gross unrealized loss	(288)	(65)
Fair value	54,567	56,449
Matures after one year through three years: Government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	12,811	12,403
Gross unrealized gain
Gross unrealized loss	(37)	(17)
Fair value	$ 12,774	$ 12,386